Portfolio of Investments (unaudited)

As of July 31, 2020

	Shares	Value
LONG-TERM INVESTMENTS (101.8%)
COMMON STOCKS (101.8%)
AUSTRALIA (3.5%)
Diversified Real Estate Activities (0.2%)
Lendlease Corp., Ltd.	128,440	$1,043,392
Diversified REITs (2.5%)
Charter Hall Group	623,319	4,646,829
GPT Group (The), REIT	1,258,211	3,481,778
Mirvac Group	2,658,861	3,956,670
		12,085,277
Office REITs (0.8%)
Dexus	599,828	3,641,181
Total Australia		16,769,850
AUSTRIA (1.2%)
Real Estate Operating Companies (1.2%)
CA Immobilien Anlagen AG(a)	187,077	5,863,533
BRAZIL (0.6%)
Homebuilding (0.4%)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	311,315	1,636,380
Real Estate Operating Companies (0.2%)
Multiplan Empreendimentos Imobiliarios SA	278,893	1,130,210
Total Brazil		2,766,590
CANADA (1.8%)
Office REITs (1.2%)
Allied Properties Real Estate Investment Trust	193,674	5,799,592
Residential REITs (0.6%)
Canadian Apartment Properties REIT	81,419	2,952,347
Total Canada		8,751,939
CHINA (3.7%)
Real Estate Development (3.7%)
CIFI Holdings Group Co., Ltd.	2,701,122	2,428,101
Logan Group Co., Ltd.	1,592,032	2,759,017
Longfor Group Holdings Ltd.(b)	828,496	4,094,457
Sunac China Holdings Ltd.	1,083,000	5,106,621
Times China Holdings Ltd.	1,862,224	3,299,804
Total China		17,688,000

See Notes to Portfolio of Investments.

Aberdeen Global Premier Properties Fund

Portfolio of Investments (unaudited) (continued)

As of July 31, 2020

FINLAND (0.9%)
Real Estate (0.9%)
Kojamo OYJ	168,348	$4,184,249
FRANCE (1.3%)
Diversified REITs (0.7%)
Gecina SA	26,973	3,498,998
Retail REITs (0.6%)
Klepierre SA	103,412	1,790,967
Unibail-Rodamco-Westfield(a)	20,719	1,086,806
		2,877,773
Total France		6,376,771
GERMANY (6.2%)
Office REITs (0.6%)
alstria office REIT-AG(a)	202,690	3,029,850
Real Estate Development (1.2%)
Instone Real Estate Group AG(a)(b)	234,072	5,999,420
Real Estate Operating Companies (4.4%)
LEG Immobilien AG(a)	19,311	2,692,658
TAG Immobilien AG(a)	124,222	3,266,338
Vonovia SE	233,019	15,061,379
		21,020,375
Total Germany		30,049,645
HONG KONG (6.5%)
Diversified Real Estate Activities (2.2%)
ESR Cayman Ltd.(a)(b)	1,454,516	3,586,866
Sun Hung Kai Properties Ltd.	576,500	7,011,272
		10,598,138
Real Estate Development (2.3%)
China Resources Land Ltd.	1,452,443	6,053,651
Shimao Property Holdings Ltd.	1,216,352	5,161,384
		11,215,035
Retail REITs (2.0%)
Link REIT	1,221,100	9,474,604
Total Hong Kong		31,287,777
INDIA (0.3%)
Real Estate Operating Companies (0.3%)
Ascendas India Trust, UNIT	1,636,500	1,675,169
JAPAN (9.3%)
Diversified Real Estate Activities (1.4%)
Mitsubishi Estate Co., Ltd.	297,000	4,266,490
Sumitomo Realty & Development Co., Ltd.	97,200	2,478,796
		6,745,286
Diversified REITs (2.5%)
Canadian Solar Infrastructure Fund, Inc.	7,600	8,114,813
Hulic Reit, Inc., REIT	1,720	2,023,747
United Urban Investment Corp.	2,318	2,254,184
		12,392,744

See Notes to Portfolio of Investments.

Aberdeen Global Premier Properties Fund

Portfolio of Investments (unaudited) (continued)

As of July 31, 2020

Industrial REITs (1.7%)
GLP J-REIT	3,275	$5,462,468
LaSalle Logiport REIT	1,452	2,643,821
		8,106,289
Office REITs (2.7%)
Daiwa Office Investment Corp.	854	4,477,220
Invesco Office J-REIT, Inc.	26,424	3,117,464
Japan Excellent, Inc.	2,696	2,848,352
Japan Real Estate Investment Corp.	527	2,688,935
		13,131,971
Residential REITs (1.0%)
Comforia Residential REIT Inc.	805	2,521,396
Japan Rental Housing Investments, Inc.	2,236	2,261,047
		4,782,443
Total Japan		45,158,733
MEXICO (0.8%)
Industrial REITs (0.6%)
Macquarie Mexico Real Estate Management SA de CV(b)	1,261,095	1,453,475
PLA Administradora Industrial S de RL de CV	1,277,563	1,595,877
		3,049,352
Real Estate Operating Companies (0.2%)
Corp Inmobiliaria Vesta SAB de CV	705,409	1,060,887
Total Mexico		4,110,239
NORWAY (0.7%)
Real Estate (0.7%)
Entra ASA(b)	234,059	3,304,188
SINGAPORE (2.6%)
Industrial REITs (1.0%)
Ascendas Real Estate Investment Trust	1,952,300	5,053,457
Retail REITs (1.1%)
CapitaLand Mall Trust	3,774,004	5,216,135
Specialized REITs (0.5%)
Keppel DC REIT	1,170,400	2,543,697
Total Singapore		12,813,289
SPAIN (1.0%)
Diversified REITs (0.3%)
Merlin Properties Socimi SA	140,121	1,159,291
Office REITs (0.7%)
Inmobiliaria Colonial Socimi SA	404,421	3,466,605
Total Spain		4,625,896

See Notes to Portfolio of Investments.

Aberdeen Global Premier Properties Fund

Portfolio of Investments (unaudited) (continued)

As of July 31, 2020

SWEDEN (2.4%)
Hotels, Resorts & Cruise Lines (0.6%)
Pandox AB(a)	214,207	$2,704,189
Real Estate Operating Companies (1.8%)
Catena AB	151,278	6,219,760
Fabege AB	208,195	2,670,127
		8,889,887
Total Sweden		11,594,076
UNITED KINGDOM (4.1%)
Diversified REITs (1.6%)
Land Securities Group PLC	663,999	5,001,101
LondonMetric Property PLC	972,005	2,936,413
		7,937,514
Health Care REITs (0.7%)
Assura PLC	3,023,906	3,117,781
Industrial REITs (1.8%)
Segro PLC	685,588	8,682,454
Total United Kingdom		19,737,749
UNITED STATES (54.9%)
Diversified REITs (1.5%)
STORE Capital Corp.(c)	102,345	2,424,553
VEREIT, Inc.(c)	731,150	4,759,786
		7,184,339
Health Care REITs (6.0%)
Medical Properties Trust, Inc.	243,852	4,908,741
Omega Healthcare Investors, Inc.(c)	186,144	6,027,343
Sabra Health Care REIT, Inc.(c)	244,991	3,611,167
Ventas, Inc.(c)	52,340	2,007,762
Welltower, Inc.(c)	230,757	12,359,345
		28,914,358
Hotel & Resort REITs (2.4%)
MGM Growth Properties LLC	426,811	11,669,013
Hotels, Resorts & Cruise Lines (0.3%)
Hilton Worldwide Holdings, Inc.	17,445	1,309,247
Industrial REITs (9.7%)
Americold Realty Trust	93,295	3,764,453
Duke Realty Corp.(c)	342,012	13,745,462
Prologis, Inc.(c)	277,913	29,297,589
		46,807,504

See Notes to Portfolio of Investments.

Aberdeen Global Premier Properties Fund

Portfolio of Investments (unaudited) (concluded)

As of July 31, 2020

Mortgage REITs (0.4%)
Blackstone Mortgage Trust, Inc., Class A	88,810	$2,137,657
Office REITs (6.8%)
Alexandria Real Estate Equities, Inc.(c)	91,933	16,322,704
Boston Properties, Inc.	22,918	2,041,765
Highwoods Properties, Inc.	153,924	5,901,446
Hudson Pacific Properties, Inc.(c)	217,361	5,123,199
Vornado Realty Trust	107,975	3,727,297
		33,116,411
Residential REITs (11.4%)
American Homes 4 Rent	93,894	2,722,926
AvalonBay Communities, Inc.(c)	49,767	7,620,323
Camden Property Trust(c)	29,073	2,640,119
Equity LifeStyle Properties, Inc.	170,984	11,681,627
Essex Property Trust, Inc.	9,476	2,091,732
Invitation Homes, Inc.(c)	410,992	12,255,782
Mid-America Apartment Communities, Inc.	30,507	3,636,129
Sun Communities, Inc.	39,029	5,851,618
UDR, Inc.(c)	178,064	6,445,917
		54,946,173
Retail REITs (4.2%)
Brixmor Property Group, Inc.(c)	349,822	4,026,451
Realty Income Corp.(c)	127,417	7,651,391
Regency Centers Corp.(c)	48,998	2,010,388
Simon Property Group, Inc.(c)	87,665	5,465,913
SITE Centers Corp.	180,203	1,320,888
		20,475,031
Specialized REITs (12.2%)
American Tower Corp.(c)	43,308	11,320,278
Digital Realty Trust, Inc.	63,438	10,184,336
Equinix, Inc., REIT(c)	20,234	15,893,402
Extra Space Storage, Inc.	23,541	2,432,727
Gaming and Leisure Properties, Inc.	152,698	5,529,195
Public Storage	39,087	7,812,710
SBA Communications Corp.	8,650	2,694,821
VICI Properties, Inc.	140,000	3,039,400
		58,906,869
Total United States		265,466,602
Total Common Stocks		492,224,295
Total Investments—101.8% (cost $479,304,887)		492,224,295
Liabilities in Excess of Other Assets—(1.8)%		(8,558,524)
Net Assets—100.0%		$483,665,771

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	All or a portion of the security has been designated as collateral for the line of credit.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments.

Aberdeen Global Premier Properties Fund

Notes to Portfolio of Investments (unaudited)

July 31, 2020

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund's Board of Directors. A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Global Premier Properties Fund